Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Number of Common Shares	Equity Reserves	Treasury shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance, Shares at Dec. 31, 2020		89,568,682
Balance, Amount at Dec. 31, 2020	$ 59,008	$ 108,303	$ 9,951	$ (97)	$ (4,810)	$ (54,339)
Statement [Line Items]
Common Shares Issued For Cash:		675,145
At The Market Issuances, Shares		9,050,000
At The Market Issuances, Amount	17,244	$ 17,244	0	0	0	0
Exercise Of Warrants, Shares		912,562
Exercise Of Warrants, Amount	1,724	$ 1,724	0	0	0	0
Exercise Of Options, Shares		264,000
Exercise Of Options, Amount	238	$ 364	(126)	0	0	0
Issuance Costs	(310)	(310)	0	0	0
Share-based Payments	616		616
Net Loss For The Period	(1,818)					(1,818)
Currency Translation Differences	94				94
Balance, Amount at Mar. 31, 2021	76,796	$ 127,325	10,441	(97)	(4,716)	(56,157)
Balance, Shares at Mar. 31, 2021		99,795,244
Balance, Shares at Dec. 31, 2021		102,243,211
Balance, Amount at Dec. 31, 2021	78,507	$ 129,953	9,573	(97)	(4,969)	(55,953)
Statement [Line Items]
Exercise Of Options, Shares		48,000
Exercise Of Options, Amount	31	$ 46	(15)
Share-based Payments	200		200
Net Loss For The Period	646					646
Currency Translation Differences	357				357
Common Shares Issued For Acquisition Of La Preciosa, Shares		14,000,000
Common Shares Issued For Acquisition Of La Preciosa, Amount	13,650	$ 13,650
Balance, Amount at Mar. 31, 2022	$ 93,391	$ 143,649	$ 9,758	$ (97)	$ (4,612)	$ (55,307)
Balance, Shares at Mar. 31, 2022		116,291,211